Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (6.5%)
*	Walt Disney Co.	262,095	46,823
	Verizon Communications Inc.	597,380	33,746
	AT&T Inc.	1,029,529	30,299
	Comcast Corp. Class A	369,620	21,194
	Activision Blizzard Inc.	45,889	4,463
*	T-Mobile US Inc.	26,153	3,699
	ViacomCBS Inc. Class B	84,768	3,596
	Electronic Arts Inc.	19,104	2,731
	Omnicom Group Inc.	31,027	2,552
	Lumen Technologies Inc.	142,804	1,976
	Interpublic Group of Cos. Inc.	56,309	1,897
*	Live Nation Entertainment Inc.	20,722	1,867
	Fox Corp. Class A	48,508	1,812
	News Corp. Class A	58,301	1,574
*	DISH Network Corp. Class A	35,651	1,551
*	Discovery Inc. Class C	41,794	1,256
	Fox Corp. Class B	21,902	795
*	Discovery Inc. Class A	23,621	758
	News Corp. Class B	15,727	404
			162,993
Consumer Discretionary (7.6%)
	McDonald's Corp.	64,582	15,105
	Home Depot Inc.	43,518	13,878
	TJX Cos. Inc.	173,354	11,708
*	General Motors Co.	183,094	10,859
	NIKE Inc. Class B	66,078	9,017
*	Booking Holdings Inc.	3,664	8,653
*	Ford Motor Co.	564,321	8,200
	Starbucks Corp.	71,410	8,132
	Ross Stores Inc.	51,410	6,498
	Lowe's Cos. Inc.	30,606	5,963
	Target Corp.	24,605	5,583
*	Marriott International Inc. Class A	38,432	5,518
	Lennar Corp. Class A	39,395	3,900
	VF Corp.	46,396	3,699
*	Carnival Corp.	115,056	3,401
*	Dollar Tree Inc.	33,918	3,307
*	Hilton Worldwide Holdings Inc.	25,278	3,167
	Yum! Brands Inc.	24,698	2,963
*	Royal Caribbean Cruises Ltd.	31,582	2,946
*	Las Vegas Sands Corp.	47,335	2,734

		Shares	Market Value ($000)
	Genuine Parts Co.	20,822	2,730
*	CarMax Inc.	23,454	2,702
	Darden Restaurants Inc.	18,785	2,691
	MGM Resorts International	59,220	2,539
*	NVR Inc.	491	2,400
*	Expedia Group Inc.	12,795	2,264
	Whirlpool Corp.	9,052	2,146
*	LKQ Corp.	40,241	2,051
*	Wynn Resorts Ltd.	15,179	2,002
*	AutoZone Inc.	1,413	1,987
	Best Buy Co. Inc.	16,681	1,939
*	Aptiv plc	12,870	1,936
	DR Horton Inc.	19,123	1,822
*	Tapestry Inc.	40,068	1,799
	Advance Auto Parts Inc.	9,478	1,798
*	Mohawk Industries Inc.	8,495	1,790
	Hasbro Inc.	18,439	1,770
	BorgWarner Inc.	34,499	1,769
*	O'Reilly Automotive Inc.	3,242	1,735
*	Norwegian Cruise Line Holdings Ltd.	52,479	1,674
	Newell Brands Inc.	54,560	1,565
*	Ulta Beauty Inc.	3,998	1,381
*	Caesars Entertainment Inc.	12,598	1,354
	Garmin Ltd.	9,488	1,349
*	PVH Corp.	10,280	1,180
	PulteGroup Inc.	18,777	1,085
	Leggett & Platt Inc.	19,197	1,056
*	L Brands Inc.	14,802	1,034
	Gap Inc.	29,616	991
	Hanesbrands Inc.	50,333	983
*	Ralph Lauren Corp.	6,961	864
*	Penn National Gaming Inc.	8,552	701
*	Under Armour Inc. Class A	27,241	615
*	Under Armour Inc. Class C	28,117	536
	Lennar Corp. Class B	362	28
			191,497
Consumer Staples (8.7%)
	Procter & Gamble Co.	184,836	24,925
	Walmart Inc.	170,136	24,165
	Philip Morris International Inc.	224,850	21,682
	Coca-Cola Co.	363,938	20,122
	PepsiCo Inc.	115,508	17,088
	Altria Group Inc.	268,393	13,210
	Mondelez International Inc. Class A	203,858	12,951
	Costco Wholesale Corp.	30,033	11,361
	Sysco Corp.	73,718	5,971
	Constellation Brands Inc. Class A	24,553	5,886
	General Mills Inc.	88,305	5,551
	Walgreens Boots Alliance Inc.	103,572	5,454
	Archer-Daniels-Midland Co.	80,644	5,365
	Colgate-Palmolive Co.	58,769	4,924
	Estee Lauder Cos. Inc. Class A	14,599	4,475
	Kraft Heinz Co.	93,493	4,075
	Kroger Co.	109,973	4,067
	Kimberly-Clark Corp.	30,284	3,956
	Tyson Foods Inc. Class A	42,586	3,386
	Conagra Brands Inc.	70,476	2,685
	Kellogg Co.	36,723	2,405

		Shares	Market Value ($000)
	Hershey Co.	12,469	2,158
	J M Smucker Co.	15,842	2,112
	Hormel Foods Corp.	40,670	1,974
	McCormick & Co. Inc. (Non-Voting)	20,109	1,791
*	Molson Coors Beverage Co. Class B	27,144	1,583
	Campbell Soup Co.	29,222	1,422
	Lamb Weston Holdings Inc.	13,293	1,097
	Clorox Co.	6,011	1,062
	Brown-Forman Corp. Class B	13,179	1,059
	Church & Dwight Co. Inc.	11,669	1,000
			218,962
Energy (5.6%)
	Exxon Mobil Corp.	611,244	35,678
	Chevron Corp.	278,800	28,937
	ConocoPhillips	195,648	10,905
	EOG Resources Inc.	84,287	6,772
	Schlumberger NV	201,926	6,326
	Marathon Petroleum Corp.	94,067	5,813
	Phillips 66	63,087	5,313
	Kinder Morgan Inc.	281,132	5,156
	Valero Energy Corp.	59,001	4,744
	Williams Cos. Inc.	175,266	4,617
	Pioneer Natural Resources Co.	29,722	4,523
	ONEOK Inc.	64,201	3,386
	Occidental Petroleum Corp.	120,940	3,140
	Halliburton Co.	128,141	2,877
	Baker Hughes Co.	105,538	2,575
	Devon Energy Corp.	85,432	2,269
	Diamondback Energy Inc.	26,073	2,088
	Hess Corp.	18,494	1,550
	Marathon Oil Corp.	113,976	1,380
	APA Corp.	54,535	1,134
	Cabot Oil & Gas Corp.	57,547	944
*	NOV Inc.	55,960	902
	HollyFrontier Corp.	21,590	701
			141,730
Financials (21.4%)
*	Berkshire Hathaway Inc. Class B	275,268	79,674
	JPMorgan Chase & Co.	440,546	72,355
	Bank of America Corp.	1,096,819	46,494
	Wells Fargo & Co.	596,881	27,886
	Citigroup Inc.	301,351	23,719
	Morgan Stanley	216,676	19,707
	Goldman Sachs Group Inc.	49,682	18,483
	Charles Schwab Corp.	216,082	15,958
	American Express Co.	94,211	15,086
	Truist Financial Corp.	194,520	12,017
	US Bancorp	197,360	11,996
	PNC Financial Services Group Inc.	61,215	11,917
	CME Group Inc.	51,834	11,339
	Chubb Ltd.	64,999	11,049
	Capital One Financial Corp.	66,317	10,662
	MetLife Inc.	108,533	7,094
	American International Group Inc.	124,857	6,597
	Prudential Financial Inc.	57,305	6,130
	Bank of New York Mellon Corp.	116,486	6,067
	Allstate Corp.	43,719	5,973

		Shares	Market Value ($000)
	Travelers Cos. Inc.	36,417	5,816
	BlackRock Inc.	6,153	5,396
	Aflac Inc.	92,467	5,241
	Discover Financial Services	44,304	5,195
	Marsh & McLennan Cos. Inc.	37,441	5,180
	Willis Towers Watson plc	18,625	4,868
	State Street Corp.	50,721	4,412
	Ameriprise Financial Inc.	16,869	4,383
	Fifth Third Bancorp	102,768	4,331
	Intercontinental Exchange Inc.	37,356	4,217
	Aon plc Class A	15,679	3,973
	Synchrony Financial	78,326	3,713
	Northern Trust Corp.	30,020	3,638
	Hartford Financial Services Group Inc.	51,556	3,369
	Regions Financial Corp.	138,517	3,243
	KeyCorp	139,724	3,219
	Citizens Financial Group Inc.	61,451	3,066
	Progressive Corp.	30,442	3,016
	M&T Bank Corp.	18,588	2,987
	Cincinnati Financial Corp.	21,667	2,637
	T. Rowe Price Group Inc.	13,149	2,516
	Arthur J Gallagher & Co.	16,901	2,478
	Principal Financial Group Inc.	36,578	2,392
	Raymond James Financial Inc.	17,704	2,347
	Huntington Bancshares Inc.	146,684	2,326
	First Republic Bank	11,979	2,293
	Moody's Corp.	6,503	2,181
	Loews Corp.	32,731	1,911
	Lincoln National Corp.	26,046	1,818
	Comerica Inc.	20,090	1,577
	W R Berkley Corp.	20,192	1,575
	Invesco Ltd.	54,466	1,554
	Everest Re Group Ltd.	5,784	1,504
	Globe Life Inc.	13,718	1,446
	Zions Bancorp NA	23,692	1,371
	Franklin Resources Inc.	39,358	1,346
	Assurant Inc.	8,345	1,345
	People's United Financial Inc.	61,367	1,160
	Nasdaq Inc.	5,805	972
	Unum Group	29,645	918
	Cboe Global Markets Inc.	7,579	844
			537,977
Health Care (14.3%)
	Johnson & Johnson	227,707	38,539
	Pfizer Inc.	805,285	31,189
	UnitedHealth Group Inc.	65,514	26,987
	Medtronic plc	194,620	24,637
	CVS Health Corp.	189,329	16,366
	Merck & Co. Inc.	189,959	14,416
	Anthem Inc.	35,360	14,081
	Cigna Corp.	50,798	13,149
	Abbott Laboratories	104,856	12,231
	Gilead Sciences Inc.	181,452	11,996
	Bristol-Myers Squibb Co.	155,283	10,205
	Becton Dickinson & Co.	41,955	10,148
	Amgen Inc.	41,697	9,921
	Eli Lilly & Co.	44,801	8,949
*	Boston Scientific Corp.	204,632	8,707

		Shares	Market Value ($000)
	HCA Healthcare Inc.	38,286	8,223
	AbbVie Inc.	66,307	7,506
	Danaher Corp.	29,283	7,501
*	Centene Corp.	83,981	6,181
	Stryker Corp.	24,103	6,153
	Baxter International Inc.	72,912	5,988
	Zimmer Biomet Holdings Inc.	30,013	5,052
	McKesson Corp.	22,964	4,418
*	Intuitive Surgical Inc.	5,096	4,292
*	Illumina Inc.	10,532	4,272
	Humana Inc.	8,937	3,912
*	Laboratory Corp. of America Holdings	14,091	3,868
*	Edwards Lifesciences Corp.	38,812	3,722
	Zoetis Inc.	18,518	3,272
*	Biogen Inc.	10,335	2,764
	Viatris Inc.	173,989	2,652
	Quest Diagnostics Inc.	19,265	2,537
	AmerisourceBergen Corp.	21,266	2,440
*	IQVIA Holdings Inc.	9,958	2,392
	Cardinal Health Inc.	42,349	2,374
	DENTSPLY SIRONA Inc.	31,596	2,114
	Cerner Corp.	25,261	1,977
	Universal Health Services Inc. Class B	11,204	1,788
	Agilent Technologies Inc.	12,317	1,701
	Cooper Cos. Inc.	4,175	1,643
*	Henry Schein Inc.	20,559	1,563
*	Alexion Pharmaceuticals Inc.	8,538	1,507
	Teleflex Inc.	3,564	1,433
*	Waters Corp.	4,058	1,308
	STERIS plc	5,313	1,014
	Perrigo Co. plc	19,225	887
*	Incyte Corp.	9,911	830
*	Hologic Inc.	10,422	657
			359,462
Industrials (12.0%)
	Honeywell International Inc.	100,415	23,187
*	Boeing Co.	79,214	19,567
	Raytheon Technologies Corp.	219,360	19,459
	General Electric Co.	1,266,039	17,800
	3M Co.	83,604	16,975
	Union Pacific Corp.	50,291	11,302
	Caterpillar Inc.	41,725	10,059
	Eaton Corp. plc	57,486	8,350
	Northrop Grumman Corp.	22,376	8,187
	Lockheed Martin Corp.	19,224	7,347
	Johnson Controls International plc	103,992	6,920
	United Parcel Service Inc. Class B	31,161	6,687
	General Dynamics Corp.	33,464	6,355
	Norfolk Southern Corp.	20,008	5,620
	Illinois Tool Works Inc.	23,318	5,404
	CSX Corp.	52,845	5,291
*	Southwest Airlines Co.	85,292	5,242
	Stanley Black & Decker Inc.	23,239	5,038
	Emerson Electric Co.	51,990	4,975
	Waste Management Inc.	34,290	4,824
	PACCAR Inc.	50,089	4,586
*	Delta Air Lines Inc.	92,302	4,401
	Deere & Co.	11,314	4,085

		Shares	Market Value ($000)
	FedEx Corp.	12,677	3,991
	Fortive Corp.	48,756	3,536
	Trane Technologies plc	18,580	3,463
	Republic Services Inc.	30,361	3,315
	Cummins Inc.	12,179	3,133
	Roper Technologies Inc.	6,957	3,131
	Dover Corp.	20,726	3,119
	L3Harris Technologies Inc.	12,784	2,788
	Parker-Hannifin Corp.	8,937	2,754
*	United Airlines Holdings Inc.	45,944	2,681
*	Ingersoll Rand Inc.	53,920	2,677
	AMETEK Inc.	16,941	2,289
	Textron Inc.	32,715	2,240
*	American Airlines Group Inc.	92,183	2,235
	Otis Worldwide Corp.	28,248	2,213
	Westinghouse Air Brake Technologies Corp.	25,607	2,119
	Equifax Inc.	8,777	2,063
*	TransDigm Group Inc.	3,161	2,051
	Snap-on Inc.	7,833	1,994
*	Howmet Aerospace Inc.	56,191	1,994
	IHS Markit Ltd.	18,817	1,982
	Leidos Holdings Inc.	19,253	1,978
	Carrier Global Corp.	42,619	1,957
	Rockwell Automation Inc.	7,392	1,949
	Kansas City Southern	6,408	1,908
	CH Robinson Worldwide Inc.	19,310	1,873
	Xylem Inc.	14,027	1,657
	Pentair plc	23,964	1,653
	Cintas Corp.	4,337	1,533
	Robert Half International Inc.	16,346	1,451
*	Teledyne Technologies Inc.	3,420	1,435
	Nielsen Holdings plc	51,556	1,403
	A O Smith Corp.	19,629	1,395
	IDEX Corp.	6,046	1,346
	Huntington Ingalls Industries Inc.	5,833	1,261
	Masco Corp.	20,769	1,253
*	Alaska Air Group Inc.	17,950	1,242
	WW Grainger Inc.	2,477	1,145
	Fastenal Co.	20,756	1,101
	Expeditors International of Washington Inc.	8,598	1,081
	Allegion plc	7,591	1,066
	Jacobs Engineering Group Inc.	7,174	1,019
	Fortune Brands Home & Security Inc.	8,586	886
	JB Hunt Transport Services Inc.	4,937	847
	Quanta Services Inc.	8,398	801
			300,669
Information Technology (11.2%)
	Intel Corp.	586,606	33,507
	Cisco Systems Inc.	609,533	32,244
	Visa Inc. Class A	97,952	22,265
	International Business Machines Corp.	129,013	18,544
	Mastercard Inc. Class A	40,512	14,608
*	Micron Technology Inc.	161,536	13,592
	Fidelity National Information Services Inc.	89,686	13,361
	Texas Instruments Inc.	62,442	11,853
	Accenture plc Class A	40,288	11,368
	Oracle Corp.	120,509	9,489
	Broadcom Inc.	18,860	8,908

		Shares	Market Value ($000)
	Global Payments Inc.	42,643	8,260
	NXP Semiconductors NV	37,931	8,019
	Automatic Data Processing Inc.	32,128	6,298
	HP Inc.	180,932	5,289
	Analog Devices Inc.	30,383	5,001
	TE Connectivity Ltd.	29,646	4,022
*	Western Digital Corp.	44,156	3,322
*	Fiserv Inc.	27,572	3,176
	Hewlett Packard Enterprise Co.	187,627	2,995
	Seagate Technology Holdings plc	29,039	2,781
	Motorola Solutions Inc.	13,437	2,759
	Cognizant Technology Solutions Corp. Class A	37,493	2,683
	Corning Inc.	58,741	2,563
	NetApp Inc.	32,085	2,482
	NortonLifeLock Inc.	83,917	2,321
	Amphenol Corp. Class A	32,824	2,208
	Paychex Inc.	21,735	2,198
	Skyworks Solutions Inc.	11,405	1,939
	CDW Corp.	11,422	1,889
*	FleetCor Technologies Inc.	6,846	1,879
*	VeriSign Inc.	8,321	1,830
	Microchip Technology Inc.	10,887	1,709
*	Keysight Technologies Inc.	11,587	1,650
	Maxim Integrated Products Inc.	15,420	1,573
	Western Union Co.	59,568	1,458
*	Gartner Inc.	6,036	1,399
*	DXC Technology Co.	36,731	1,393
	Broadridge Financial Solutions Inc.	8,342	1,330
	Juniper Networks Inc.	47,299	1,245
*	Zebra Technologies Corp. Class A	2,079	1,033
*	Akamai Technologies Inc.	8,459	966
*	F5 Networks Inc.	4,966	921
	Jack Henry & Associates Inc.	5,685	876
	Citrix Systems Inc.	6,223	715
*	IPG Photonics Corp.	2,841	595
			280,516
Materials (3.7%)
	Linde plc	31,704	9,530
	DuPont de Nemours Inc.	77,739	6,576
	PPG Industries Inc.	34,212	6,149
	Air Products and Chemicals Inc.	17,252	5,170
	International Flavors & Fragrances Inc.	35,920	5,089
	Corteva Inc.	107,436	4,888
	Nucor Corp.	42,980	4,407
	LyondellBasell Industries NV Class A	37,165	4,186
	Ecolab Inc.	19,369	4,166
	Newmont Corp.	52,049	3,825
	Dow Inc.	54,974	3,761
	International Paper Co.	56,696	3,578
	Freeport-McMoRan Inc.	79,898	3,413
	Martin Marietta Materials Inc.	8,981	3,266
	Sherwin-Williams Co.	10,825	3,069
	Celanese Corp.	16,478	2,726
	Amcor plc	225,279	2,658
	Eastman Chemical Co.	19,588	2,456
	Westrock Co.	38,067	2,220
	Packaging Corp. of America	13,737	2,042
	Vulcan Materials Co.	11,129	2,040

		Shares	Market Value ($000)
	Mosaic Co.	49,824	1,801
	CF Industries Holdings Inc.	30,925	1,644
	Avery Dennison Corp.	6,940	1,531
	Ball Corp.	17,050	1,401
	Sealed Air Corp.	7,567	430
			92,022
Real Estate (4.0%)
	Prologis Inc.	106,758	12,580
	American Tower Corp.	32,098	8,200
	Digital Realty Trust Inc.	40,596	6,153
	Simon Property Group Inc.	47,444	6,096
	Crown Castle International Corp.	24,916	4,722
	Welltower Inc.	60,279	4,507
*	CBRE Group Inc. Class A	48,472	4,255
	AvalonBay Communities Inc.	20,118	4,163
	Weyerhaeuser Co.	108,014	4,100
	Equinix Inc.	5,421	3,994
	Equity Residential	49,586	3,841
	Realty Income Corp.	53,928	3,689
	Public Storage	12,498	3,531
	Alexandria Real Estate Equities Inc.	18,373	3,275
	Ventas Inc.	54,031	2,996
	Essex Property Trust Inc.	9,405	2,777
	Mid-America Apartment Communities Inc.	16,530	2,656
	Healthpeak Properties Inc.	77,690	2,593
	Boston Properties Inc.	20,493	2,409
	UDR Inc.	42,823	2,040
	Iron Mountain Inc.	41,600	1,811
*	Host Hotels & Resorts Inc.	101,854	1,749
	SBA Communications Corp.	5,521	1,646
	Extra Space Storage Inc.	9,878	1,480
	Duke Realty Corp.	31,841	1,479
	Regency Centers Corp.	22,744	1,469
	Kimco Realty Corp.	62,430	1,330
	Federal Realty Investment Trust	10,101	1,155
	Vornado Realty Trust	22,673	1,072
			101,768
Utilities (4.7%)
	NextEra Energy Inc.	161,300	11,810
	Duke Energy Corp.	110,946	11,119
	Southern Co.	152,504	9,748
	Dominion Energy Inc.	116,284	8,854
	Exelon Corp.	140,962	6,360
	American Electric Power Co. Inc.	71,703	6,166
	Sempra Energy	45,451	6,158
	Xcel Energy Inc.	77,654	5,504
	Public Service Enterprise Group Inc.	72,963	4,533
	WEC Energy Group Inc.	45,547	4,277
	Eversource Energy	49,544	4,023
	DTE Energy Co.	27,991	3,863
	Consolidated Edison Inc.	49,449	3,819
	PPL Corp.	111,110	3,234
	Ameren Corp.	36,552	3,078
	Edison International	54,813	3,062
	Entergy Corp.	28,960	3,048
	FirstEnergy Corp.	78,342	2,970
	CMS Energy Corp.	41,664	2,614

			Shares	Market Value ($000)
		Alliant Energy Corp.	36,061	2,061
		American Water Works Co. Inc.	13,098	2,030
		Evergy Inc.	32,727	2,029
		CenterPoint Energy Inc.	79,544	2,013
		Atmos Energy Corp.	18,501	1,835
		AES Corp.	59,735	1,518
		NiSource Inc.	56,508	1,441
		Pinnacle West Capital Corp.	16,303	1,379
		NRG Energy Inc.	14,420	464
				119,010
Total Common Stocks (Cost $2,076,238)				2,506,606
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $3,628)	0.055%	36,279	3,628
Total Investments (99.8%) (Cost $2,079,866)				2,510,234
Other Assets and Liabilities—Net (0.2%)				4,885
Net Assets (100%)				2,515,119
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	20	4,202	44

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Walmart Inc.	8/31/21	BOANA	4,197	(0.110)	63	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,506,606	—	—	2,506,606
Temporary Cash Investments	3,628	—	—	3,628
Total	2,510,234	—	—	2,510,234

Derivative Financial Instruments
Assets
Futures Contracts[1]	44	—	—	44
Swap Contracts	—	63	—	63
Total	44	63	—	107
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.